Impairment charges (Tables)	12 Months Ended
Sep. 30, 2021
Impairment charges
Schedule of impairment charges

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Provisions raised/(released)
Performing	(915)	1,437	(209)	(785)	1,147
Non-performing	567	1,934	1,175	563	1,717
Recoveries	(242)	(193)	(172)	(225)	(173)
Impairment charges	(590)	3,178	794	(447)	2,691
of which relates to:
Loans and credit commitments	(567)	3,158	794	(449)	2,689
Debt securities at amortised cost	(25)	18	-	-	-
Debt securities at FVOCI	2	2	-	2	2
Impairment charges/(benefit)	(590)	3,178	794	(447)	2,691